Stockholders' equity - Weighted Average Assumptions (Details) - Employee Stock Option	1 Months Ended			12 Months Ended
	Jun. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	96.00%	94.00%	89.00%	81.00%	78.00%	53.00%
Risk free interest rate	1.85%	2.28%	2.53%	2.60%	1.80%	1.31%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected life (in years)	5 years	5 years	5 years	5 years	5 years	5 years